Investee Companies and other investments (Subsidiaries Regulatory Updates) (Narrative) (Details) (USD $) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Disclosure of associates [abstract]
Tax benefit recorded	$ 2,900